Initial Public Offering - Ordinary shares reflected on the balance sheet (Details) - CIK0001848000_LAKESHORE ACQUISITION I CORP - USD ($)		9 Months Ended		12 Months Ended
	Jun. 15, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Gross proceeds				$ 54,670,000
Proceeds allocated to public warrants				(2,418,328)
Offering costs of public shares				(1,780,148)
Redemption payment for 2,606,117 shares redeemed		$ (26,172,069)	$ 0
Accretion of carrying value to redemption value	$ 4,198,476			4,198,476
Ordinary shares subject to possible redemption				54,670,000
Redemption payment shares		2,606,117
Ordinary shares subject to possible redemption
Subsidiary, Sale of Stock [Line Items]
Gross proceeds		$ 54,670,000
Proceeds allocated to public warrants		(2,418,328)
Offering costs of public shares		(1,780,148)
Redemption payment for 2,606,117 shares redeemed		(26,172,069)
Accretion of carrying value to redemption value		4,845,081
Ordinary shares subject to possible redemption		$ 29,144,536		$ 54,670,000